Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Common Stock Subscribed [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jun. 30, 2021	$ 988,797				$ (1,014,160)	$ (25,363)
Balance, shares at Jun. 30, 2021	98,879,655
Additional paid in capital				49,620		49,620
Shares issued for professional Services	$ 2,439			40,297		42,736
Shares issued for professional Services, shares	243,886
Shares issued at $1.00	$ 6,250			618,750		625,000
Shares issued at $1.00, shares	625,000
Shares subscribed for purchase of asset		568,633		7,960,867		8,529,500
Balance, shares	56,863,334
Shares subscribed at $1.00		11,930	(1,193,000)	1,181,070
Share subscribed adjustment for acquisition, shares	1,193,000
Net Income (Loss)					(239,851)	(239,851)
Share subscribed adjustment for acquisition		(11,930)	1,193,000	(1,181,070)
Balance at Jun. 30, 2022	$ 997,486	580,563	(1,193,000)	9,850,605	(1,254,011)	8,981,643
Balance, shares at Jun. 30, 2022	157,804,875
Shares issued for professional Services	$ 3,698			78,946		82,644
Shares issued for professional Services, shares	369,781
Shares issued at $1.00	$ 1,000			99,000		100,000
Shares issued at $1.00, shares	100,000
Net Income (Loss)					(398,656)	(398,656)
Balance at Sep. 30, 2022	$ 1,002,184	580,563	(1,193,000)	10,028,551	(1,652,667)	8,765,631
Balance, shares at Sep. 30, 2022	158,274,656
Balance at Jun. 30, 2022	$ 997,486	580,563	(1,193,000)	9,850,605	(1,254,011)	8,981,643
Balance, shares at Jun. 30, 2022	157,804,875
Net Income (Loss)						(2,268,746)
Shares subscribed adjustment on acquisition						$ (265,000)
Balance, shares						5,210,209
Balance at Dec. 31, 2022	$ 1,002,501	528,460	(1,193,000)	9,820,171	(3,522,757)	$ 6,635,375
Balance, shares at Dec. 31, 2022	153,096,095
Balance at Jun. 30, 2022	$ 997,486	580,563	(1,193,000)	9,850,605	(1,254,011)	8,981,643
Balance, shares at Jun. 30, 2022	157,804,875
Shares issued for professional Services	$ 4,755			107,802		$ 112,557
Shares issued for professional Services, shares	475,387					475,387
Shares issued at $1.00	$ 1,000			99,000		$ 100,000
Shares issued at $1.00, shares	100,000
Shares subscribed for purchase of asset						$ 8,529,500
Balance, shares						56,863,334
Net Income (Loss)					(4,295,446)	$ (4,295,446)
Restricted Stock awards	$ 1,000,000					1,000,000
Restrictive stock awards, shares	100,000,000
Shares subscribed adjustment on acquisition	$ 516,530	(568,633)		(212,897)		(265,000)
Balance, shares	(5,210,209)
Decrease in subscriptions	$ 2,500	(2,500)	250,000			250,000
Balance at Jun. 30, 2023	$ 2,522,271	9,430	(943,000)	9,844,510	(5,549,457)	5,883,754
Balance, shares at Jun. 30, 2023	253,170,053
Balance at Sep. 30, 2022	$ 1,002,184	580,563	(1,193,000)	10,028,551	(1,652,667)	8,765,631
Balance, shares at Sep. 30, 2022	158,274,656
Shares issued for professional Services	$ 317			4,517		4,834
Shares issued for professional Services, shares	31,648
Shares subscribed at $1.00		52,103		212,897		265,000
Share subscribed adjustment for acquisition, shares	(5,210,209)
Net Income (Loss)					(1,870,090)	(1,870,090)
Share subscribed adjustment for acquisition		(52,103)		(212,897)		(265,000)
Balance at Dec. 31, 2022	$ 1,002,501	528,460	(1,193,000)	9,820,171	(3,522,757)	6,635,375
Balance, shares at Dec. 31, 2022	153,096,095
Balance at Jun. 30, 2023	$ 2,522,271	9,430	(943,000)	9,844,510	(5,549,457)	5,883,754
Balance, shares at Jun. 30, 2023	253,170,053
Net Income (Loss)					(3,531,828)	(3,531,828)
Balance at Sep. 30, 2023	$ 2,522,271	9,430	(943,000)	9,844,510	(9,081,285)	2,351,926
Balance, shares at Sep. 30, 2023	253,170,053
Balance at Jun. 30, 2023	$ 2,522,271	9,430	(943,000)	9,844,510	(5,549,457)	5,883,754
Balance, shares at Jun. 30, 2023	253,170,053
Net Income (Loss)						(4,160,108)
Balance at Dec. 31, 2023	$ 3,022,371	9,430	(943,000)	9,848,938	(9,709,565)	2,228,174
Balance, shares at Dec. 31, 2023	303,180,035
Balance at Sep. 30, 2023	$ 2,522,271	9,430	(943,000)	9,844,510	(9,081,285)	2,351,926
Balance, shares at Sep. 30, 2023	253,170,053
Shares issued for professional Services	$ 100			4,428		4,528
Shares issued for professional Services, shares	9,982
Shares issued at $1.00	$ 500,000					500,000
Shares issued at $1.00, shares	50,000,000
Net Income (Loss)					(628,280)	(628,280)
Balance at Dec. 31, 2023	$ 3,022,371	$ 9,430	$ (943,000)	$ 9,848,938	$ (9,709,565)	$ 2,228,174
Balance, shares at Dec. 31, 2023	303,180,035